Note 4 - Loans (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loan Balance For Reviewing High Risk Loans Minimum	$ 250,000
Impaired Financing Receivable, Interest Income, Accrual Method, Total	175,000	$ 320,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	221,000	226,000
Impaired Financing Receivable, Recorded Investment, Total	23,955,000	24,473,000
Impaired Financing Receivable, Related Allowance	3,155,000	$ 1,418,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	$ 0
Financing Receivable, Modifications, Number of Contracts	0	1
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down		$ 402,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	1	1
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 859,000	$ 131,000
Financial Asset Acquired with Credit Deterioration [Member]
Impaired Financing Receivable, Recorded Investment, Total	147,000	0
Impaired Financing Receivable, Related Allowance	$ 6,000	$ 0